Inventories	12 Months Ended
Dec. 31, 2019
Disclosure Of Inventories [Abstract]
Inventories
7.	Inventories

As at December 31	2019	2018
Finished product available-for-sale	$5,273	$2,937
Unfinished product and packaging materials	1,055	1,302

	$6,328	$4,239

Inventories expensed as part of cost of goods sold during the year ended December 31, 2019 amounted to $3,585 (2018 – $3,862; 2017 – $3,079). During the year ended December 31, 2019, the Company wrote-off
inventory of $1,983 (2018 – $95; 2017 –

$385) that had expired or was otherwise unusable

through cost of goods sold on the statement of (loss) income and comprehensive (loss) income.